Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Operating activities
Net income	[1],[2],[3]	$ 25,426		$ 304		$ 3,964
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	[3]	2,837		3,539		4,148
Amortization of internally developed software	[3]	1,464		936		627
Amortization of intangible assets	[1],[3]	1,040		1,040		1,153
Stock-based compensation expense	[3]	9,694		7,266		7,002
Deferred income taxes	[3]	(30,341)		4,652		8,651
Other non-cash items	[3]	(101)		(143)		106
Changes in operating assets and liabilities:
Accounts receivable	[3]	473		1,563		(1,050)
Commissions receivable	[3]	(21,640)		(8,032)		(15,050)
Prepaid expenses and other assets	[3]	(1,933)		(486)		997
Accounts payable	[3]	(1,866)		2,227		(2,949)
Accrued compensation and benefits	[3]	4,578		(3,466)		6,180
Accrued marketing expenses	[3]	(3,365)		(3,906)		1,865
Deferred revenue	[3]	(466)		587		(770)
Accrued restructuring charges	[3]	0		(433)		433
Accrued expense and other liabilities	[3]	(1,341)		(1,565)		(1,611)
Net cash provided by (used in) operating activities	[3]	(15,541)		4,083		13,696
Investing activities
Capitalized Computer Software, Additions	[3]	(3,210)		(1,837)		(1,117)
Purchases of property and equipment and other assets	[3]	(1,868)		(1,889)		(1,879)
Net cash used in investing activities	[3]	(5,078)		(3,726)		(2,996)
Financing activities
Net proceeds from exercise of common stock options	[3]	1,037		62		1,572
Cash used to net-share settle equity awards	[3]	(1,802)		(1,248)		(922)
Principal payments in connection with capital leases	[3]	(105)		(83)		(73)
Net cash provided by (used in) financing activities	[3]	(870)		(1,269)		577
Effect of exchange rate changes on cash and cash equivalents	[3]	1		(17)		18
Net increase (decrease) in cash and cash equivalents	[3]	(21,488)		(929)		11,295
Cash and cash equivalents at beginning of period	[3]	61,781	[4]	62,710		51,415
Cash and cash equivalents at end of period	[3]	40,293	[4]	61,781	[4]	62,710
Capital lease obligations incurred	[3]	76		51		156
Cash paid for interest	[3]	20		14		34
Cash paid for income taxes, net of refunds	[3]	$ 219		$ 628		$ 6

[1]	As adjusted for the adoption of ASC 606 using the full retrospective method
[2]	As adjusted for the adoption of ASC 606 using the full retrospective method
[3]	As adjusted for the adoption of ASC 606 using the full retrospective method
[4]	As adjusted for the adoption of ASC 606 using the full retrospective method